DEBT (Details) - Schedule of Debt (Parentheticals)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Secured Debt [Member]
DEBT (Details) - Schedule of Debt (Parentheticals) [Line Items]
Annual Interest Rate	8.00%	8.00%	8.00%
Convertible Debt [Member] | Notes with 10% Interest [Member]
DEBT (Details) - Schedule of Debt (Parentheticals) [Line Items]
Annual Interest Rate	10.00%	10.00%	10.00%
Convertible Debt [Member] | Notes with 9.9% Interest [Member]
DEBT (Details) - Schedule of Debt (Parentheticals) [Line Items]
Annual Interest Rate	9.90%	9.90%	9.90%
Convertible Debt [Member] | Notes with 8% Interest [Member]
DEBT (Details) - Schedule of Debt (Parentheticals) [Line Items]
Annual Interest Rate	8.00%	8.00%	8.00%
Convertible Debt [Member] | Notes with 7% Interest [Member]
DEBT (Details) - Schedule of Debt (Parentheticals) [Line Items]
Annual Interest Rate	7.00%	7.00%	7.00%
Convertible Debt [Member] | Notes with 5% Interest [Member]
DEBT (Details) - Schedule of Debt (Parentheticals) [Line Items]
Annual Interest Rate	5.00%	5.00%	5.00%